Series A Preferred Shares (Details)		3 Months Ended	12 Months Ended
	Aug. 26, 2022 item D $ / shares shares	Mar. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($)
Temporary Equity [Line Items]
Conversion price		$ 11.50
Term of anniversary	5 years 6 months	5 years 6 months
Number of shares converted	1	1
Threshold number of days | D	10	10
Redemption price per share	$ 18.50	$ 18.50
Series A Preferred Shares
Temporary Equity [Line Items]
Shares issued | shares	23,587,952	23,587,952
Liquidation preference per share	$ 11.50	$ 11.50
Conversion price	11.50	$ 11.50
Accretion value | $		$ 400,000	$ 1,300,000
Series A Preferred Shares | Minimum
Temporary Equity [Line Items]
Redemption price per share	$ 18.50	$ 18.50